ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Contributions to Garantizar S.G.R.'s Risk Fund (Detail) - Garantizar SGRs risk fund - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Fondo de Riesgo Garantizar SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 17,211,026	$ 6,617,957
Don Mario SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	2,200,000	1,612,648
Movil SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	2,632,700	2,217,390
Potenciar S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	5,018,353	2,415,651
Bind Garantías S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	50,000	100,790
Aval Ganadero S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 480,000	$ 0